Securities Held to Maturity - Stratification by Contractual Maturity of Securities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Held To Maturity Securities Classified [Abstract]
Due in one year or less, Amortized Cost	$ 5,809
Due after one year through five years, Amortized Cost	146,079
Due after five years through ten years, Amortized Cost	37,107
Due after ten years, Amortized Cost	27,419
Held-to-maturity Securities, Total	216,414	210,015
Due in one year or less, Fair Value	5,825
Due after one year through five years, Fair Value	144,664
Due after five years through ten years, Fair Value	36,442
Due after ten years, Fair Value	26,541
Estimated Fair Value	$ 213,472	$ 202,328